Share capital	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share capital
21. Share capital
Eldorado’s authorized share capital consists of an unlimited number of voting common shares without par value and an unlimited number of non-voting common shares without par value. At December 31, 2019 there were no non-voting common shares outstanding (December 31, 2018 – nil).
On September 26, 2019, the Company established an at-the-market equity program (the "ATM Program") which allows the Company to issue up to $125 million of common shares from treasury from time to time at prevailing market prices. The volume and timing of distributions under the ATM Program, if any, will be determined at the Company's sole discretion, subject to applicable regulatory limitations. The ATM Program will be effective until September 26, 2021. As at December 31, 2019, 6,104,958 common shares were issued under the ATM Program.

Voting common shares	Number of Shares	Total
As at December 31, 2018 and 2017	158,801,722	$3,007,924
Shares issued upon exercise of share options, for cash	56,644	265
Estimated fair value of share options exercised transferred from contributed surplus	—	103
Shares issued to the public	6,104,958	48,041
Share issuance cost	—	(1,770)
As at December 31, 2019	164,963,324	$3,054,563